ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Jun. 30, 2023
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule Of Details of the subsidiaries of the Company
	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
China Liberal	February 25, 2019	Cayman Islands	Parent	Investment holding
Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding
Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding
China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education service provider
China Liberal Fujian	April 19, 2021	Fuzhou, PRC	100%	Education service provider
Oriental Wisdom	August 17, 2009	Beijing, PRC	100%	Education service provider
Wanwang	March 23, 2018	BVI	100%	Holding company
Wan Zhong (H. K.) Education Investment Co., Ltd (“Wan Zhong”)	July 20, 2016	Hong Kong	100%	Holding company
Fujian Wanzhong Education Investment Management Co., Ltd (“Fujian Wanzhong”)	December 12, 2008	Fujian, China	100%	Holding company
Aiways Automobile	September 29, 2022	Cayman Islands	100%	Investment holding
Aiways Merger Sub	September 29, 2022	Cayman Islands	100%	Investment holding
Fuzhou Melbourne Polytechnic (“FMP”)	January 24, 2017	Fujian, China	Control through agreements	Education program to college students
Strait College	September 1, 2009	Zhejiang, China	Control through agreements	Education program to college students